Summary of Significant Accounting Policies (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share	13,164,213	10,894,213	14,894,213	10,564,213
Convertible note [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share		129,870	129,349